Fair Value of Financial Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Liabilities
4.	FAIR VALUE OF FINANCIAL LIABILITIES
Derivative Liability
Financial liabilities consisting of warrant liabilities measured at fair value on a recurring basis are summarized below. The fair value of the warrant liabilities recorded are as follows:

	Fair value at March 31, 2023
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	224,399	—	—	224,399

Total liabilities	$224,399	$—	$—	$224,399

The table below provides a summary of the changes in fair value of the warrant liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Years Ended March 31,
	2023	2022
Warrant liabilities:
Balance, beginning of period	$245,341	$—
Warrant liability		—
Gain on fair value of warrant liability	(20,942)	—
Reclassification of warrant liability to equity	—	—

Balance, end of period	$224,399	$—

7.	FAIR VALUE OF FINANCIAL LIABILITIES
Derivative Liability
The table below provides a summary of the changes in fair value of the derivative liabilities related to Convertible notes using significant unobservable inputs (level 3):

	Year Ended December 31,
	2022	2021
Derivative liabilities:
Balance, beginning of period	$—	$127,000
Derivative liability on convertible notes payable	—	2,821,000
Loss (Gain) on fair value of embedded features	—	203,000
Extinguishment of derivative liability in connection with debt conversion	—	(3,151,000)

Balance, end of period	$—	$—

The Embedded Put Features were separately measured at fair value, with changes in fair value recognized in current operations. The scenario-based analysis estimates the fair value of the Convertible Notes based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the holders, including various settlement, equity financing, and corporate transaction and dissolution scenarios. Estimating fair values of Embedded Put Features required the development of significant and subjective estimates that changed over the duration of the instrument with related changes in internal and external market factors. Because the Embedded Put Features are initially and subsequently carried at fair values, the Company’s income reflected the volatility in these estimate and assumption changes.
Immediately prior to the conversion of the convertible notes, the derivative liability was marked to fair value resulting in a loss of $203,000 for the year ended December 31, 2021. The recurring Level 3 fair value measurements of the embedded derivative liability included the following significant unobservable inputs as of the conversion. The probability of the Convertible Notes outstanding at maturity was estimated to be approximately 0%; the probability of an equity financing was estimated to be approximately 100%; and the probability of default, change in control or dissolution was estimated to be approximately 0%. On September 30, 2021 the embedded derivative liability was extinguished in connection with the conversion of the convertible notes.
Financial liabilities consisting of warrant liabilities measured at fair value on a recurring basis are summarized below. The fair value of the warrant liabilities recorded are as follows:

	Fair value at December 31, 2022
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	245,341	—	—	245,341

Total liabilities	$245,341	$—	$—	$245,341

There were no warrant liabilities measured at fair value on a recurring basis at December 31, 2021. The table below provides a summary of the changes in fair value of the warrant liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Years Ended December 31,
	2022	2021
Warrant liabilities:
Balance, beginning of period	$—	$85,260
Warrant liability	343,735	320,460
(Gain) loss on fair value of warrant liability	(98,394)	1,546,280
Reclassification of warrant liability to equity	—	(1,952,000)

Balance, end of period	$245,341	$—